Income Taxes (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current tax expense
Income tax recovery	$ (24,460,758)	$ 3,935,160	$ (24,418,531)	$ (6,541,380)	$ (2,372,552)	$ 0
Current tax expense					3,217,857	0
Deferred tax recovery
Deferred tax expense			$ (27,771,859)	$ (13,714,716)	(5,590,409)	0
Domestic - Canada [Member]
Current tax expense
Current tax expense					0	0
Deferred tax recovery
Deferred tax expense					0	0
Foreign - outside of Canada [Member]
Current tax expense
Current tax expense					3,217,857	0
Deferred tax recovery
Deferred tax expense					$ (5,590,409)	$ 0